Summary of significant accounting policies - Additional Information (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Jan. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary of significant accounting policies
Net profits of from continued operations			$ 4,115,151	$ (98,748,709)	$ (129,089,559)
Profit (loss)			3,056,476	(123,579,448)	(141,489,397)
Accumulated deficit			(329,506,304)	(332,562,780)
Negative operating cash flows			$ (9,105,229)	(117,672,826)	(62,134,740)
Negative Operating Cash Flows				(117,400,000)
Proceeds from issuance of convertible notes				26,336,000	$ 73,206,415
Operating segments | segment			1
Gross proceeds from issuance of shares			$ 789,462	$ 60,787,038
Minimum | Brand names
Summary of significant accounting policies
Estimated Useful Life of Intangible Assets with Finite Lives			3 years
Maximum | Corporate customers
Summary of significant accounting policies
Customer overdue term			90 days
Maximum | Individual customers
Summary of significant accounting policies
Customer overdue term			90 days
Maximum | Egypt | Corporate customers
Summary of significant accounting policies
Customer overdue term			180 days
Maximum | Brand names
Summary of significant accounting policies
Estimated Useful Life of Intangible Assets with Finite Lives			10 years
Volt Line BV [Member]
Summary of significant accounting policies
Sale consideration			$ (5,000,000)
Volt Line BV [Member] | Disposal of major subsidiary
Summary of significant accounting policies
Sale consideration		$ 5,000,000
Urbvan Mobility Ltd.
Summary of significant accounting policies
Sale consideration			$ (9,335,867)
Sale of purchase price for entity	$ 12,000,000
Sale of entity net of selling costs	$ 9,355,867